share-based compensation	6 Months Ended
Jun. 30, 2025
share-based compensation
share-based compensation
14	share-based compensation
(a)	Details of share-based compensation expense

Included in Employee benefits expense in the Consolidated statements of income and other comprehensive income, and in Cash provided by operating activities in the Consolidated statements of cash flows, are the share-based compensation amounts set out in the accompanying table.

Periods ended June 30 (millions)		2025			2024
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$42	$(5)	$37	$42	$(3)	$39
Employee share purchase plan	(c)	5	(5)	—	8	(8)	—
		$47	$(10)	$37	$50	$(11)	$39
TELUS technology solutions [2]		$34	$(6)	$28	$34	$(9)	$25
TELUS health [2]		5	—	5	3	—	3
TELUS digital experience [3]		8	(4)	4	13	(2)	11
		$47	$(10)	$37	$50	$(11)	$39
SIX-MONTH
Restricted share units	(b)	$83	$(5)	$78	$72	$(6)	$66
Employee share purchase plan	(c)	13	(13)	—	16	(16)	—
Share option awards	(d)	1	—	1	—	—	—
		$97	$(18)	$79	$88	$(22)	$66
TELUS technology solutions [2]		$70	$(13)	$57	$67	$(18)	$49
TELUS health [2]		8	—	8	6	—	6
TELUS digital experience [3]		19	(5)	14	15	(4)	11
		$97	$(18)	$79	$88	$(22)	$66

1	Within employee benefits expense (see Note 8) for the three-month and six-month periods ended June 30, 2025, restricted share units expense of $42 (2024 – $42) and $83 (2024 – $68), respectively, is presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the TELUS technology solutions segment.
2	Comparative amounts have been adjusted for change in segmentation (see Note 5).
3	During the three-month period ended June 30, 2024, the written put options in respect of non-controlling interests associated with the WillowTree acquisition were renegotiated, which resulted in: a change in provisions for business combinations; the institution of a maximum payout for the non-controlling interests associated with the WillowTree acquisition; and the awarding of share-based compensation. The expense associated with these awards was $(1) (2024 - $NIL) and $1 (2024 - $NIL), respectively, for the three-month and six-month periods ended June 30, 2025.

(b)	Restricted share units

TELUS Corporation restricted share units

We also award restricted share units that largely have the same features as our general restricted share units, but have a variable payout (0% – 200%) that depends upon the achievement of: our total customer connections performance condition (with a weighting of 33-1/3%;2024 and prior awards, 25%); our free cash flow* performance condition (with a weighting of 33-1/3%; 2024 and prior awards, NIL%); and the total shareholder return on TELUS Corporation Common Shares relative to international peer groups of telecommunications companies (with a weighting of 33-1/3%; 2024 and prior awards, 75%). The grant-date fair values of the notional subsets of our restricted share units affected by the total customer connections performance condition and the free cash flow performance condition equal the fair market value of the corresponding TELUS Corporation Common Shares at the grant date; we include these notional subsets in the presentation of our restricted share units with only service conditions. For the notional subset of our restricted share units affected by the relative total shareholder return performance condition, we estimate fair value using a Monte Carlo simulation due to the variable payout. Restricted share units granted in 2025 and 2024 are accounted for as equity-settled, based on their expected settlement method when granted.

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
As at	2025	2024
Restricted share units without market performance conditions
Restricted share units with service conditions only	11,192,258	6,896,228
Notional subset affected by non-market performance conditions	1,308,676	556,308
	12,500,934	7,452,536
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,984,583	1,513,481
Number of non-vested restricted share units	14,485,517	8,966,017

* Free cash flow is not a standardized financial measure under IFRS Accounting Standards and might not be comparable to similar measures presented by other issuers (see Note 3).

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

	Number of restricted
	share units [1]		Weighted
			average grant-
	Non-vested	Vested	date fair value
THREE-MONTH PERIOD
Outstanding, April 1, 2025
Non-vested	12,339,850	—	$23.64
Vested	—	32,876	$26.11
Granted
Initial award	104,879	—	$21.69
In lieu of dividends	241,703	652	$20.28
Vested	(55,930)	55,930	$24.33
Settled
In equity	—	(10,063)	$24.54
In cash	—	(45,866)	$24.26
Forfeited	(129,568)	—	$26.54
Outstanding, June 30, 2025
Non-vested	12,500,934	—	$23.56
Vested	—	33,529	$26.05
SIX-MONTH PERIOD
Outstanding, January 1, 2025
Non-vested	7,452,536	—	$25.03
Vested	—	32,723	$26.17
Granted
Initial award	4,965,800	—	$21.69
In lieu of dividends	393,796	1,327	$19.98
Vested	(82,287)	82,287	$24.56
Settled
In equity	—	(10,063)	$24.54
In cash	—	(72,745)	$24.55
Forfeited	(228,911)	—	$25.87
Outstanding, June 30, 2025
Non-vested	12,500,934	—	$23.56
Vested	—	33,529	$26.05

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units

We also award restricted share units that largely have the same features as the TELUS Corporation restricted share units. One subset of these units has a variable payout (0% – 200%) that depends upon TELUS Digital Experience financial performance (with a weighting of 50%) and the total shareholder return of TELUS International (Cda) Inc. subordinate voting shares relative to an international peer group of customer experience and digital IT services companies (with a weighting of 50%). Another subset of these units has a variable payout (0% - 300%) that depends upon the financial performance of certain TELUS Digital Experience products and services. For the notional subset of units affected by financial performance conditions, the grant-date fair value equals the fair market value of the corresponding subordinate voting shares at the grant date. For the notional subset of our restricted share units affected by the relative total shareholder return performance condition, we estimate fair value using a Monte Carlo simulation due to the variable payout. Restricted share units granted in 2025 and 2024 are accounted for as equity-settled, based on their expected settlement method when granted.

The following table presents a summary of the activity related to TELUS International (Cda) Inc. restricted share units.

	Number of restricted		Weighted
	share units		average
			grant-date
	Non-vested	Vested	fair value
THREE-MONTH PERIOD
Outstanding, April 1, 2025	25,277,511	1,298,199	US$	4.92
Granted – initial award	103,094	—	US$	3.68
Vested	(105,969)	105,969	US$	21.43
Settled in equity	—	(1,397,191)	US$	4.38
Forfeited	(3,521,056)	(6,977)	US$	5.37
Outstanding, June 30, 2025	21,753,580	—	US$	4.87
SIX-MONTH PERIOD
Outstanding, January 1, 2025	20,180,936	—	US$	6.33
Granted – initial award	8,882,253	—	US$	2.83
Vested	(3,167,785)	3,167,785	US$	7.85
Settled in equity	—	(3,160,808)	US$	7.86
Forfeited	(4,141,824)	(6,977)	US$	5.32
Outstanding, June 30, 2025	21,753,580	—	US$	4.87

(c)	TELUS Corporation employee share purchase plan

We have an employee share purchase plan under which eligible employees can purchase TELUS Corporation Common Shares through regular payroll deductions. In respect of TELUS Corporation Common Shares held within the employee share purchase plan, dividends declared thereon during the three-month and six-month period ended June 30, 2025, of $14 million (2024 - $14 million) and $28 million (2024 - $27 million), respectively, were to be reinvested in TELUS Corporation Common Shares acquired by the trustee from Treasury, with a discount applicable, as set out in Note 13(b).

(d)Share option awards

TELUS Corporation share options

Employees may be granted share option awards to purchase TELUS Corporation Common Shares at an exercise price equal to the fair market value at the time of grant. Share option awards granted under the plan may be exercised over specific periods not to exceed seven years from the date of grant.

These share option awards have a net-equity settlement feature. The optionee does not have the choice of exercising the net-equity settlement feature; it is at our option whether the exercise of a share option award is settled as a share option or settled using the net-equity settlement feature.

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

Periods ended June 30, 2025	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price	options	option price
Outstanding, beginning of period	1,474,001	$22.47	1,519,501	$22.45
Exercised [2]	(11,455)	$21.19	(25,555)	$21.19
Forfeited	(23,750)	$22.85	(55,150)	$22.43
Outstanding, end of period	1,438,796	$22.47	1,438,796	$22.47
Exercisable, end of period	—	—	1,438,796	$22.47

1	The weighted average remaining contractual life is 2.0 years.
2	For the three-month and six-month periods ended June 30, 2025, the weighted average prices at the dates of exercise were $22.12 and $22.24, respectively.

TELUS International (Cda) Inc. share options

Employees may be granted equity share options (equity-settled) to purchase TELUS International (Cda) Inc. subordinate voting shares at an exercise price equal to, or a multiple of, the fair market value at the time of grant and/or phantom share options (cash-settled) that provide them with exposure to appreciation in the TELUS International (Cda) Inc. subordinate voting share price. Share option awards granted under the plan may be exercised over specific periods not to exceed ten years from the time of grant. All equity share option awards and most phantom share option awards have a variable payout (0% – 100%) that depends upon the achievement of TELUS Digital Experience financial performance and non-market quality-of-service performance conditions.

The following table presents a summary of the activity related to the TELUS International (Cda) Inc. share option plan.

Periods ended June 30, 2025	Three months			Six months
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price [1]
Outstanding, beginning of period	5,352,728	US$	6.53	5,352,728	US$	6.53
Forfeited	(83,279)	US$	3.69	(83,279)	US$	3.69
Outstanding, end of period	5,269,449	US$	6.57	5,269,449	US$	6.57
Exercisable, end of period	—		—	2,452,934	US$	9.89

1

For 2,816,515 share options, the price is $3.69 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 9.2 years; for 2,096,582 share options, the range of share option prices is US$4.87 – US$8.95 and the weighted average remaining contractual life is 1.7 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 5.7 years.